ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2015
Accounts Receivable [Abstract]
Accounts Receivable [Text Block]
4.	ACCOUNTS RECEIVABLE

Accounts receivable consists of trade receivables resulting from sales of products during the normal course of business.

Allowance for doubtful account is as follows:
	Year ended
	September 30,
	2013	2014	2015
	RMB	RMB	RMB
Balance at beginning of year	6,752	12,110	5,881
Additions	5,358	15	-
Reversal of recovered debts	-	(627)	(1,036)
Derecognition upon disposal of a subsidiary	-	(5,617)	-

Balance at end of year	12,110	5,881	4,845